Fair Value of Other Instruments (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Other Financial Instruments [Abstract]
Notes Receivable - Carrying Value	$ 7.4	$ 6.8
Notes Receivable - Fair Value	7.4	6.8
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	2,137.1	2,181.5
Debt Obligations - Fair Value	2,292.0	2,562.2
Convertible obligations [Member]
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	327.9	657.9
Debt Obligations - Fair Value	461.4	992.0
Senior notes [Member]
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	1,784.9	989.6
Debt Obligations - Fair Value	1,806.3	1,016.1
Senior subordinated notes [Member]
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	0	500.0
Debt Obligations - Fair Value	0	520.1
Other debt obligations [Member]
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	24.3	34.0
Debt Obligations - Fair Value	$ 24.3	$ 34.0